Expense Example - Hartford Hybrid and Credit Opportunities ETF - Hartford Hybrid and Credit Opportunities ETF	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 779